Mining concessions, development costs, property, plant and equipment, net (Details 1)	Dec. 31, 2017 $ / Ounce-oz $ / MetricTon-Mg
Gold [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates | $ / Ounce-oz	1,221
Not later than one year [member] | Gold [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates | $ / Ounce-oz	1,300
Not later than one year [member] | Silver [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates | $ / Ounce-oz	17
Not later than one year [member] | Copper [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates	6,000
Not later than one year [member] | Lead [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates	2,250
Not later than one year [member] | Zinc [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates	2,750
Later than one year and not later than two years [member] | Gold [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates | $ / Ounce-oz	1,300
Later than one year and not later than two years [member] | Silver [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates | $ / Ounce-oz	18
Later than one year and not later than two years [member] | Copper [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates	6,000
Later than one year and not later than two years [member] | Lead [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates	2,250
Later than one year and not later than two years [member] | Zinc [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity price estimates	2,600